CONSOLIDATED BALANCE SHEETS Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Preferred units
Preferred units, units authorized and subscribed	96,682	96,682
Preferred units, units issued	96,682	96,682
Preferred units, units outstanding	96,682	96,682
Common units
Common units, units authorized	20,556	10,665
Common units, units issued	9,914	4,564
Common units, units outstanding	9,914	4,564
Class C common units
Common units, units authorized	3,738	3,542
Common units, units issued	367	0
Common units, units outstanding	367	0